Related party transactions	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Related party transactions

10. Related party transactions

During the three months ended March 31, 2024, the Company recorded a termination benefit payment of $324 (€300) within selling, general and administrative expenses.

Aeterna Zentaris Inc.

Notes to the Condensed Interim Consolidated Financial Statements

As of March 31, 2024, and for the three months ended March 31, 2024, and 2023

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)